INCOME TAXES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Income tax benefit	$ 0	$ 0
Federal net operating loss carry forwards	183,300,000
State net operating loss carry forwards	$ 181,600,000
Effective income tax rate reconciliation, percent	0.00%	0.00%
Deferred Tax Assets, Valuation Allowance	$ 100,451,000	$ 97,970,000
Unamortized Domestic Research and Development Expenditures	25,500,000	41,400,000
Unamortized deferred tax assets	7,000,000	11,400,000
Valuation allowance, deferred tax asset, increase amount	2,500,000	$ 19,700,000
Domestic Tax Jurisdiction
Operating Loss Carryforwards [Line Items]
Deferred tax assets, tax credit carryforwards	25,000,000
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Deferred tax assets, tax credit carryforwards	$ 900,000